Commitments	12 Months Ended
Dec. 28, 2013
Commitments [Text Block]
13.	Commitments

a)                     Leases

The Company is committed to lease payments totaling approximately $1,930,000 for premises under lease. The minimum lease payments over the next five years are as follows:

2014	$296,579
2015	209,539
2016	209,539
2017	209,539
2018	209,539
Total	$1,134,735

b)	National Research Council of Canada (“NRC”)

Joint Collaboration Agreement

In October 2007, the Company entered into a joint collaboration agreement with the NRC to continue to develop a patentable enzyme technology for the processing of hemp fibers. The agreement was for three years and expired on May 9, 2010. On February 19, 2010, the Company signed an amendment to the agreement to extend expiry to May 9, 2012. The Company intends to continue its joint collaboration of enzyme technology with the NRC; however the research will refocus on cellulose technology for the production of lignocellulosic ethanol. The NRC is to be paid as it conducts work on the joint collaboration. There are no further costs or other off-balance sheet liabilities associated with the NRC agreement.

Technology License Agreement

On November 1, 2006, the Company entered into a technology license agreement with the NRC. The license agreement provides the Company a worldwide license to use and sublicense the NRC technology called CRAiLAR ® . The Company paid an initial $20,525 (CAD $25,000) fee and will pay an ongoing royalty of 3% on sales of products derived from the CRAiLAR ® process to the NRC with a minimum annual payment set at $14,750 (CAD$15,000) per year in two installments. During the year ended December 28, 2013 the Company paid $7,375 (CAD$7,500) and accrued $7,375 (CAD$7,500) of the minimum annual royalty.